Standardized Measure Of Discounted Future Net Cash Flows (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Future Net Cash Flows Relating to Prove Oil and Natural Gas Reserves

The following summary sets forth our future net cash flows relating to proved oil and natural gas reserves based on the standardized measure prescribed by FASB ASC 932 at December 31, 2012, 2011 and 2010 ($ in thousands):

	2012	2011	2010
Future Cash Inflows	$2,988,231 (a)	$2,333,513 (b)	$1,335,068 (c)
Future Costs:
Production	(1,387,653)	(880,077)	(542,814)
Abandonment	(85,859)	(65,560)	(63,637)
Development	(324,873)	(251,821)	(152,965)

Net Future Cash Inflow Before Income Taxes	1,189,846	1,136,055	575,652
Future Income Tax Expense	(245,078)	(277,568)	(139,482)

Total Future Net Cash Flows Before 10.0% Discount	944,768	858,487	436,170
Less: Effect of a 10.0% Discount Factor	(548,645)	(444,552)	(248,105)

Standardized Measure of Discounted Future Net Cash Flows	$396,123	$413,935	$188,065

(a)	Calculated using weighted average prices of $2.94 per Mcf, $90.92 per barrel of oil and $32.91 per barrel of NGLs
(b)	Calculated using weighted average prices of $4.55 per Mcf, $92.45 per barrel of oil and $46.34 per barrel of NGLs
(c)	Calculated using weighted average prices of $4.57 per Mcf, $76.03 per barrel of oil and $31.71 per barrel of NGLs

Principal Sources of Change in Standardized Measure of Discounted Future Net Cash Flows

The principal sources of change in the standardized measure of discounted future net cash flows are as follows:

	2012	2011	2010
Standardized Measure—Beginning of Period	$413,935	$188,065	$144,379
Revisions of Previous Estimates:
Changes in Prices and Production Costs	(198,433)	29,223	33,083
Revisions in Quantities	91,462	40,525	(36,541)
Changes in Future Development Costs	(3,885)	(19,539)	(46,082)
Accretion of Discount and Timing of Future Cash Flows	52,093	25,218	17,438
Net Change in Income Tax	27,405	(42,875)	(34,117)
Purchase (Sale) of Reserves in Place	1,188	0	(10,438)
Plus Extensions, Discoveries, and Other Additions	88,749	159,047	44,135
Development Costs Incurred	57,149	61,290	24,825
Sales of Product—Net of Production Costs	(86,936)	(78,763)	(42,568)
Changes in Timing and Other	(46,604)	51,744	93,951

Standardized Measure—End of Period	$396,123	$413,935	$188,065